Particulars of Principal Subsidiaries (Details)	Dec. 31, 2025	Dec. 31, 2024
HUTCHMED Limited | PRC
Particulars of Principal Subsidiaries
Equity interest attributable to the Group - Subsidiaries	99.75%	99.75%
HUTCHMED International Corporation | US
Particulars of Principal Subsidiaries
Equity interest attributable to the Group - Subsidiaries	99.75%	99.75%
Shanghai Hutchison Whampoa Pharmaceutical Sales Limited | PRC
Particulars of Principal Subsidiaries
Equity interest attributable to the Group - Subsidiaries	50.87%	50.87%
Hutchison Healthcare Limited | PRC
Particulars of Principal Subsidiaries
Equity interest attributable to the Group - Subsidiaries	100.00%	100.00%